Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Revenue from royalty, streams and working interests (Note 14)	$ 1,808.6	$ 1,104.7
Interest revenue (Note 7)	14.2	8.3
Other interest income (Note 7)		0.6
Total revenue	1,822.8	1,113.6
Costs of sales
Costs of sales (Note 15)	168.8	129.0
Depletion and depreciation	306.7	225.3
Total costs of sales	475.5	354.3
Gross profit	1,347.3	759.3
Other operating expenses (income)
General and administrative expenses (Note 2 (q), 16)	35.3	32.9
Share-based compensation expenses (Note 17)	16.9	8.0
Impairment reversal (Note 10)	(4.8)
Gain on disposal of royalty interests (Note 10)		(0.3)
Gain on sale of gold and silver bullion (Note 8)	(54.3)	(7.9)
Total other operating (income) expenses	(6.9)	32.7
Operating income	1,354.2	726.6
Foreign exchange gain (loss) and other income (expenses) (Note 19)	36.7	(20.7)
Income before finance items and income taxes	1,390.9	705.9
Finance items (Note 20)
Finance income	28.2	60.6
Finance expenses	(3.1)	(2.6)
Net income before income taxes	1,416.0	763.9
Income tax expense (Note 21)	303.9	211.8
Net income	1,112.1	552.1
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	91.2	(131.3)
Items that will not be reclassified subsequently to profit and loss:
Gain on changes in the fair value of equity investments at fair value through other comprehensive income ("FVTOCI"), net of income tax (Note 6)	696.3	40.4
Other comprehensive income (loss), net of taxes	787.5	(90.9)
Comprehensive income	$ 1,899.6	$ 461.2
Earnings per share (Note 23)
Basic earnings per share (in dollars per share)	$ 5.77	$ 2.87
Diluted earnings per share (in dollars per share)	$ 5.76	$ 2.87
Weighted average number of shares outstanding (Note 23)
Basic EPS - (in shares)	192.7	192.4
Diluted EPS - (in shares)	193.0	192.6